Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001707502
Registrant Name	Solid Biosciences Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES